Risk Management (Details) - BRL (R$) R$ in Thousands		3 Months Ended	12 Months Ended
		Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2026
Risk management [Line Items]
Amount receivable from the acquirers	[1],[2]	R$ 499,135	R$ 463,663
Expected credit losses		3,888,852	R$ 3,155,386
Change in interest rates			0.01%
Customers may exercise their redemption rights, the cash outflows		R$ 29,149,575	R$ 27,309,698
Total capital ratio		16.90%	7.00%
Pp above the regulatory requirement		6.40%	1.24%
Percentage of conservation		2.50%	2.50%
The tier I ratio		14.73%	9.25%
Regulatory Requirement [Member]
Risk management [Line Items]
Total capital ratio			9.25%
Pp above the regulatory requirement		7.73%
Payroll Loan [Member]
Risk management [Line Items]
Hedging instrument		R$ 3,634	R$ 1,539
FGTS Loan [Member]
Risk management [Line Items]
Hedging instrument		53,699	33,499
Liquidity Risk [Member]
Risk management [Line Items]
Customers may exercise their redemption rights, the cash outflows		R$ 622,989	R$ 529,266
Tire 1 [Member]
Risk management [Line Items]
Total capital ratio		14.73%
Pp above the regulatory requirement		6.23%
Tire 1 [Member] | Regulatory Requirement [Member]
Risk management [Line Items]
Total capital ratio			1473.00%
Common Equity Tier I [Member]
Risk management [Line Items]
Pp above the regulatory requirement			2.25%
Bottom of Range [Member]
Risk management [Line Items]
Hedge effectiveness			80.00%
Total capital ratio		10.50%
The tier I ratio			0.75%
Bottom of Range [Member] | Tire 1 [Member]
Risk management [Line Items]
Total capital ratio		8.50%
Top of Range [Member]
Risk management [Line Items]
Hedge effectiveness			125.00%
Total capital ratio				11.74%
Top of Range [Member] | Tire 1 [Member]
Risk management [Line Items]
Total capital ratio			9.25%
Consumer Loans [Member]
Risk management [Line Items]
Amount receivable from the acquirers		R$ 3,194,804	R$ 3,273,306
Provision for expected credit losses		387	397
Expected credit losses		3,928,507	3,155,386
Acquirer and Card Issuers Receivables [Member]
Risk management [Line Items]
Amount receivable from the acquirers		499,135	463,663
Swap Contracts [Member] | Payroll Loan [Member]
Risk management [Line Items]
Hedging instrument		0	(4)
Swap Contracts [Member] | FGTS Loan [Member]
Risk management [Line Items]
Hedging instrument		8,585	9,181
Futures Contracts [Member] | Payroll Loan [Member]
Risk management [Line Items]
Hedging instrument		3,634	1,543
Futures Contracts [Member] | FGTS Loan [Member]
Risk management [Line Items]
Hedging instrument		R$ 45,114	R$ 24,318

[1]	Amount net of ECL (expected credit losses) and fraud risk (chargeback) in the amount of R$ 387 and R$ 2,335 respectively, as of March 31, 2026 (R$ 397 and R$ 2,225 respectively, as of December 31, 2025).
[2]	Amounts receivable from acquirers as a result of processing transactions in the role of sub-acquirer.